Income Tax (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense
Tax losses	$ 2,421	$ 2,342
Net deferred income tax assets	2,421	2,342
Resource property/investment in Pebble Partnership	(2,421)	(2,342)
Equipment	0	0
Net deferred income tax liability	$ 0	$ 0